Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Port charges	$ 63,576	$ 37,215	$ 21,060
Bunkers	146,089	72,287	34,997
Commissions - third parties	6,828	6,179	3,438
Commissions - related parties (Note 3)	3,850	3,400	3,300
Miscellaneous	2,619	2,515	1,887
Total voyage expenses	$ 222,962	$ 121,596	$ 64,682